Note Commitments and contingencies (Commitments) - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Line Items]
Other-than-temporary impairment on investment securities		$ 8,299	$ 209	$ 14,445
Net (loss) gain and valuation adjustments on investment securities		$ 334	1,962	$ 141
Exposure Municipal Loans And Securities		74.00%
COFINA | AFS Securities Sold [Member]
Commitments and Contingencies Disclosure [Line Items]
Net (loss) gain and valuation adjustments on investment securities	$ 100
PR Government Direct Exposure
Commitments and Contingencies Disclosure [Line Items]
Concentration Risk Credit Risk Financial Instrument Maximum Exposure		$ 483,580	584,491
PR Government Direct Exposure | From Municipalities
Commitments and Contingencies Disclosure [Line Items]
Concentration Risk Credit Risk Financial Instrument Maximum Exposure		483,538
PR Government Indirect Exposure
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities		386,000	406,000
PR Government Indirect Exposure | PR Housing Bonds backed by second mortgage loans
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities		44,000	43,000
PR Government Indirect Exposure | Commercial real estate
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities		25,000	31,000
PR Government Indirect Exposure | Pass Through securities that have been economically defeased and refunded
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities		7,000	6,000
USVI Government Direct Exposure | From USVI Government And Public Corporations
Commitments and Contingencies Disclosure [Line Items]
Concentration Risk Credit Risk Financial Instrument Maximum Exposure		82,000
Outstanding Balance | PR Government Direct Exposure
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities		483,580	529,339
Outstanding Balance | PR Government Direct Exposure | From Municipalities
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities		483,538
Outstanding Balance | PR Government Indirect Exposure
Commitments and Contingencies Disclosure [Line Items]
Loans and Leases Receivable, Consumer, Mortgage with PRHA		310,000	326,000
Commitments To Extend Credit
Commitments and Contingencies Disclosure [Line Items]
Reserve of potential losses associated with unfunded loan commitments		10,000	9,000
Loans | Outstanding Balance | PR Government Direct Exposure
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities		434,493	458,794
Loans | Outstanding Balance | PR Government Direct Exposure | From Municipalities
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities		434,493
Securities Investment | Outstanding Balance | PR Government Direct Exposure
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities		49,087	$ 70,545
Securities Investment | Outstanding Balance | PR Government Direct Exposure | From Municipalities
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities		$ 49,045